Note 6 - Oil and Natural Gas Properties (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		4 Months Ended
	Oct. 29, 2012	Dec. 31, 2012	Oct. 29, 2012 Wells in Gray County, TX [Member]	Aug. 31, 2013 Joint Purchase Agreements to Purchase Oil and Gas Properties [Member]	Aug. 31, 2013 Minimum [Member] Joint Purchase Agreements to Purchase Oil and Gas Properties [Member]	Aug. 31, 2013 Maximum [Member] Joint Purchase Agreements to Purchase Oil and Gas Properties [Member]
Note 6 - Oil and Natural Gas Properties (Details) [Line Items]
Percentage of Working Interests, Acquisition of Oil and Gas Properties			100.00%		0.247%	100.00%
Percentage of Revenue Interests, Acquisition of Oil and Gas Properties			75.00%		0.186%	81.25%
Origination of Notes Receivable from Related Parties (in Dollars)	$ 1,477	$ 1,477
Payments to Acquire Oil and Gas Property and Equipment (in Dollars)				$ 859